Share-Based Compensation - Schedule of Share Option Activity (Details) - Stock Option [Member] - USD ($)				6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jan. 01, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Share Option Activity [Line Items]
Options, Outstanding balance	33,057,765	32,490,744	30,838,928	33,057,765	33,534,491
Weighted Average Exercise Price, Outstanding balance	$ 0.13	$ 0.13	$ 0.14	$ 0.13	$ 0.13
Weighted Average Remaining Contractual Life, Outstanding balance		5 years 3 months 3 days	5 years 11 months 23 days	4 years 10 months 13 days	5 years 10 months 2 days
Aggregate Intrinsic Value, Outstanding balance	$ 390,846,567	$ 304,071,390	$ 201,186,310	$ 390,846,567	$ 375,712,877
Options, Exercisable	27,483,124			27,483,124	23,620,196
Weighted Average Exercise Price, Exercisable	$ 0.13			$ 0.13	$ 0.13
Weighted Average Remaining Contractual Life, Exercisable	4 years 2 months 12 days				4 years 9 months 14 days
Aggregate Intrinsic Value, Exercisable	$ 324,936,827			$ 324,936,827	$ 264,635,351
Options, Granted				805,889	3,539,627
Weighted Average Exercise Price, Granted				$ 0.14	$ 0.14
Options, Exercised					(436,074)
Weighted Average Exercise Price, Exercised					$ 0.14
Options, Cancelled/forfeited				(238,868)	(407,990)
Weighted Average Exercise Price, Cancelled/forfeited				$ 0.13	$ 0.14